Cash, Restricted Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Cash and Cash Equivalents [Abstract]
Unrestricted cash held with chartered banks	$ 7,444,763	$ 6,135,166
Restricted cash	47,191	35,964
Total	$ 7,491,954	$ 6,171,130